Property, Plant and Equipment - Narrative (Details) - USD ($) $ in Millions	9 Months Ended				12 Months Ended
	Sep. 30, 2020		Sep. 30, 2019		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 345		$ 327		$ 442	$ 339	$ 257
Offsets to LNG terminal costs	$ 0	[1]	$ 48	[1]	$ 48	$ 94	$ 301

[1]	We realize offsets to LNG terminal costs related to the sale of commissioning cargoes because these amounts were earned or loaded prior to the start of commercial operations of the respective Trains of the Liquefaction Project during the testing phase for its construction.